RELATED PARTIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accounts paybale	$ 17,912	$ 13,782
Home Skinnovations Ltd [Member]
Related Party Transaction [Line Items]
Payment for services received	0	0	$ 99
Accounts paybale	0	0
Subsidiary of Home Skinnovations Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable	0	0
Subsidiary of Home Skinnovations Ltd [Member] | Expenses (Income) [Member]
Related Party Transaction [Line Items]
Payment for services received	0	0	(30)
Spa Medical International Lsrl [Member]
Related Party Transaction [Line Items]
Payment for services received			636
Himalaya Family Office Consulting Ltd. [Member]
Related Party Transaction [Line Items]
Payment for services received	62	333	$ 193
Accounts paybale	$ 1	$ 27